Accounts receivable	12 Months Ended
Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable
Accounts receivable
Accounts receivable as of December 31, 2016 include unbilled revenue of $57,822 (2015 - $49,002) from the Company’s regulated utilities. Accounts receivable as of December 31, 2016 are presented net of allowance for doubtful accounts of $7,064 (2015 - $7,966).